Post employment benefits - Schedule of charge before taxation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (64)	£ (95)	£ (134)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(3)	(49)	(67)
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(13)	1	(15)
United States
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(30)	(29)	(34)
Other
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (18)	£ (18)	£ (18)